Offerings - Offering: 1	Oct. 03, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Fee per Rule 457(r)